Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Equipment	$69,336	$7,376
Warehouse equipment	61,070	29,188
Furniture and fixtures	512	512
Transportation equipment	63,784	63,784
Leasehold improvements	136,931	117,626
Total property and equipment	331,633	218,486
Accumulated depreciation	(85,685)	(32,880)
Property and equipment, net	$245,948	$185,606

Depreciation expense for the year ended December 31, 2020, the period April 6, 2019 to December 31, 2019 and the period January 1, 2019 to April 5, 2019 was approximately $53,000, $33,000 and $10,000, respectively.